Appendix 3 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Number and Amount of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) Transaction	Dec. 31, 2020 USD ($) Transaction	Dec. 31, 2021 USD ($) Transaction	Dec. 31, 2020 USD ($) Transaction
Impairment Provisions And Recoveries [Abstract]
Number of transactions | Transaction	1,025,520	377,287	3,830,580	3,800,417
Amount of the transactions | $	$ 199,315	$ 49,648	$ 316,004	$ 242,372